33 Financial Results (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfFinancialResultsLineItems [Line Items]
Financial income	R$ 1,839,668
Financial expenses	973,397
Financial result, net	866,271
Restated [Member]
DisclosureOfFinancialResultsLineItems [Line Items]
Financial income		R$ 729,506	R$ 797,107
Financial expenses		1,184,870	1,210,252
Financial result, net		(455,364)	(413,145)
Recognition Of Tax Credit [member]
DisclosureOfFinancialResultsLineItems [Line Items]
Financial income	944,549
Recognition Of Tax Credit [member] | Restated [Member]
DisclosureOfFinancialResultsLineItems [Line Items]
Financial income		38,434	55,096
Interest And Monetary Variation Of CRC Transfer Expense [member]
DisclosureOfFinancialResultsLineItems [Line Items]
Financial income	341,964
Interest And Monetary Variation Of CRC Transfer Expense [member] | Restated [Member]
DisclosureOfFinancialResultsLineItems [Line Items]
Financial income		192,724	214,627
Arrears Charges On Bills [member]
DisclosureOfFinancialResultsLineItems [Line Items]
Financial income	271,966
Arrears Charges On Bills [member] | Restated [Member]
DisclosureOfFinancialResultsLineItems [Line Items]
Financial income		215,522	210,466
Return On Financial Investments [member]
DisclosureOfFinancialResultsLineItems [Line Items]
Financial income	80,704
Return On Financial Investments [member] | Restated [Member]
DisclosureOfFinancialResultsLineItems [Line Items]
Financial income		119,622	98,424
Exchange variation on loan collateral [member]
DisclosureOfFinancialResultsLineItems [Line Items]
Financial income	35,089
Exchange variation on loan collateral [member] | Restated [Member]
DisclosureOfFinancialResultsLineItems [Line Items]
Financial income
Derivatives fair value - forward contract [member]
DisclosureOfFinancialResultsLineItems [Line Items]
Financial income	24,511
Derivatives fair value - forward contract [member] | Restated [Member]
DisclosureOfFinancialResultsLineItems [Line Items]
Financial income
Remuneration Of Net Sectorial Assets And Liabilities Expense [member]
DisclosureOfFinancialResultsLineItems [Line Items]
Financial income	20,168
Remuneration Of Net Sectorial Assets And Liabilities Expense [member] | Restated [Member]
DisclosureOfFinancialResultsLineItems [Line Items]
Financial income		47,378	43,966
Monetary Variation Over The Ltaipu Power Purchase [member]
DisclosureOfFinancialResultsLineItems [Line Items]
Financial income	42,729
Monetary Variation Over The Ltaipu Power Purchase [member] | Restated [Member]
DisclosureOfFinancialResultsLineItems [Line Items]
Financial income		26,332	24,658
Monetary Variation And Adjust To Present Value Of Accounts Payable Related To The Concession [member]
DisclosureOfFinancialResultsLineItems [Line Items]
Financial income	2,322
Monetary Variation And Adjust To Present Value Of Accounts Payable Related To The Concession [member] | Restated [Member]
DisclosureOfFinancialResultsLineItems [Line Items]
Financial income		1,462	1,047
Other Financial Income [member]
DisclosureOfFinancialResultsLineItems [Line Items]
Financial income	75,666
Other Financial Income [member] | Restated [Member]
DisclosureOfFinancialResultsLineItems [Line Items]
Financial income		88,032	148,823
Monetary And Exchange Variation And Debt Charges [member]
DisclosureOfFinancialResultsLineItems [Line Items]
Financial expenses	607,569
Monetary And Exchange Variation And Debt Charges [member] | Restated [Member]
DisclosureOfFinancialResultsLineItems [Line Items]
Financial expenses		853,880	829,728
Monetary Variation And Adjust To Present Value Of Accounts Payable Related To The Concession Expense [member]r
DisclosureOfFinancialResultsLineItems [Line Items]
Financial expenses	192,848
Monetary Variation And Adjust To Present Value Of Accounts Payable Related To The Concession Expense [member]r | Restated [Member]
DisclosureOfFinancialResultsLineItems [Line Items]
Financial expenses		100,455	94,319
Monetary Variation Over The Itaipu Power Purchase Expense [member]
DisclosureOfFinancialResultsLineItems [Line Items]
Financial expenses	75,478
Monetary Variation Over The Itaipu Power Purchase Expense [member] | Restated [Member]
DisclosureOfFinancialResultsLineItems [Line Items]
Financial expenses		29,547	50,203
Interest on R&D and EEP [member]
DisclosureOfFinancialResultsLineItems [Line Items]
Financial expenses	12,550
Interest on R&D and EEP [member] | Restated [Member]
DisclosureOfFinancialResultsLineItems [Line Items]
Financial expenses		24,570	25,407
Remuneration Of Net Sectorial Assets And Liabilities [member]
DisclosureOfFinancialResultsLineItems [Line Items]
Financial expenses	62
Remuneration Of Net Sectorial Assets And Liabilities [member] | Restated [Member]
DisclosureOfFinancialResultsLineItems [Line Items]
Financial expenses		5,753	23,747
Interest And Monetary Variation Of CRC Transfer [member]
DisclosureOfFinancialResultsLineItems [Line Items]
Financial expenses
Interest And Monetary Variation Of CRC Transfer [member] | Restated [Member]
DisclosureOfFinancialResultsLineItems [Line Items]
Financial expenses		8,495	25,830
PIS/Pasep/Cofins Taxes On Interest On Capital [member]
DisclosureOfFinancialResultsLineItems [Line Items]
Financial expenses	27,748
PIS/Pasep/Cofins Taxes On Interest On Capital [member] | Restated [Member]
DisclosureOfFinancialResultsLineItems [Line Items]
Financial expenses		71,549	13,636
Other Financial Expenses [member]
DisclosureOfFinancialResultsLineItems [Line Items]
Financial expenses	R$ 57,142
Other Financial Expenses [member] | Restated [Member]
DisclosureOfFinancialResultsLineItems [Line Items]
Financial expenses		R$ 90,621	R$ 147,382